Related Party Balances - Schedule of Amount Due to the Related Parties (Details) - Yitong Asia Investment Pte. Ltd. [Member]	12 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Amount Due to the Related Parties [Line Items]
Due to the related parties	$ 46,300
Relationship	Shareholders
Note	Other payables, interest free and payment on demand.